18. SUPPLY CHAIN FINANCE (Tables)	12 Months Ended
Dec. 31, 2019
Supply Chain Finance
Schedule of supply chain finance
	12.31.19	Restated (1) 12.31.18
Supply chain finance - Domestic suppliers	671,869	715,335
Supply chain finance - Foreign suppliers	182,126	170,448
	853,995	885,783

(-) Adjustment to present value	(11,958)	(10,483)
	842,037	875,300

(1)       The restatement refers to the split of the adjustment to present value.